Interest in Other Entities (Tables)	12 Months Ended
Dec. 31, 2024
Interest in Other Entities [Abstract]
Schedule of General Information

General information

	Main place of the business	Ownership rights held by the Company	Ownership rights held by non- controlling interests
December 31, 2024
Eventer	Israel	58.44%	41.56%
Charging Robotics Inc.	USA	63.75%	36.25%
GERD IP	USA	90%	10%
Gix Internet	Israel	45.74%	54.26%

	Main place of the business	Ownership rights held by the Company	Ownership rights held by non- controlling interests
December 31, 2023
Jeffs’ Brands	Israel	34.11%	65.89%
Eventer	Israel	46.21%	53.79%
Charging Robotics Inc.	USA	67%	33%
GERD IP	USA	90%	10%
Gix Internet	Israel	45.75%	54.25%

Schedule of Non-Controlling Interests

Balance of non-controlling interests:

	December 31, 2024	December 31, 2023
	USD in thousands
Eventer	446	371
Jeffs’ Brands	-	5,628
Gix Internet	(878)	2,642
GERD IP	57	57
Charging Robotics Inc.	(20)	161
	(395)	8,859

Schedule of Net Income (Loss) Attributed to Non-Controlling Interests

Net income (loss) attributed to non-controlling interests:

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
	USD in thousands

Eventer	(151)	(383)	(691)
Jeffs’ Brands (**)	(383)	(1,989)	(396)
Gix Internet	(5,123)	(3,085)	(*) 687
GERD IP	-	-	7
Charging Robotics Inc.	(321)	(250)	-
	(5,978)	(5,707)	(393)

(*)	For the period from February 28, 2022, until December 31, 2022. For additional information see note 4F.

(**)	For the period from January 1, 2024, until January 28, 2024. For additional information see note 4E.

Schedule of Financial Information

Gix Internet:

	December 31, 2024	December 31, 2023
	USD in thousands (*)
Current assets	3,826	14,400
Non-current assets	14,516	20,778
Current liabilities	16,798	23,555
Non-current liabilities	1,471	2,168

(*)	Translated according to the exchange rates at the date of each statement of financial position.

Schedule of Financial Information of Material Subsidiaries
	Year ended December 31, 2024	Year ended December 31, 2023	February 28, 2022 – December 31, 2022 (**)
	USD in thousands (***)
Revenues	26,941	79,613	83,532
Net income (loss) for the period	(10,019)	(4,971)	414
Total comprehensive income (loss) for the period	(116)	(4,791)	913
Cash flows from operating activities	1,302	678	4,232
Cash flows from investing activities	119	19	13
Cash flows used in financing activities	(2,662)	(3,113)	(3,309)
Net increase (decrease) in cash and cash equivalents	(1,241)	(2,416)	809

(**)	Gix Internet was consolidated as of February 28, 2022. For additional information see note 4F.

(***)	Translated according to the average exchange rates for each period.

Schedule of Total Investment Accounted for Using the Equity Method	The following table summarizes the total investments accounted for using the equity method:
	December 31, 2024	December 31, 2023
	USD in thousands
Polyrizon (7)	-	499
SciSparc Nutraceuticals (2)	-	1,940
Solterra Energy (note 4P)	-	76
Revoltz (note 4I)	73	110
Zig Miami 54 (note 4G)	268	370
	341	2,995
(2)	Jeffs’ Brands was deconsolidated on January 28, 2024, and was accounted for as assets at fair value through profit or loss from this date.
(7)	Polyrizon investment was accounted for as assets at fair value through profit or loss from October 30, 2024 (note 4H).

Schedule of Total Share of Loss (Profit) of Investments Accounted for Using the Equity Method	The following table summarizes the total share of loss (profit) of investments accounted for using the equity method:
	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
	USD in thousands
Odysight.ai (1)	-	660	1,360
Gix Internet (3)	-	-	215
Parazero (4)	-	544	615
Laminera (note 4M)	-	1,176	157
SciSparc Nutraceuticals (2)	13	1,249	-
Polyrizon (7)	140	209	234
Elbit Imaging Ltd. (5)	-	-	36
Solterra Energy (6)	76	158	-
Revoltz (note 4I)	36	26	42
Zig Miami 54 (note 4G)	102	85	-
	367	4,107	2,659

(1)	Odysight.ai investment was accounted for as assets at fair value through profit or loss from March 21, 2023 (note 4C).

(2)	Jeffs’ Brands was deconsolidated on January 28, 2024, and was accounted for as assets at fair value through profit or loss from this date.

(3)	Gix Internet was consolidated from February 28, 2022 (note 4F).

(4)	Parazero investment was accounted for as assets at fair value through profit or loss from October 30, 2023 (note 4M).

(5)	Elbit Imaging Ltd. investment was accounted for as assets at fair value through profit or loss from October 18, 2022.

(6)	Solterra Energy investment was accounted for as assets at fair value through profit or loss from September 5, 2024 (note 4P).

(7)	Polyrizon investment was accounted for as assets at fair value through profit or loss from October 30, 2024 (note 4H).

Schedule of Company’s Rights in Share Capital and Voting Rights	This table summarize the Company’s rights in share capital and voting rights:
	Main place of the	Company rights in share capital and voting rights
	business	%
December 31, 2024
Laminera	Israel	19.70%
Revoltz	Israel	19.90%
Zig Miami 54	USA	60%

December 31, 2023
Laminera	Israel	19.70%
Polyrizon	Israel	38.76%
SciSparc Nutraceuticals	USA	49%
Solterra Energy	Israel	36.08%
Revoltz	Israel	19.90%
Zig Miami 54	USA	60%

Schedule of Activity in Investment Account

The activity in the investment in Zig Miami 54 account was as follows:

Year ended December 31, 2024
USD in thousands
Balance as of January 1, 2024	370
Loss for the year	(102)
Balance as of December 31, 2024	268

December 15, 2023 – December 31, 2023
USD in thousands
Balance as of January 1, 2023	-
Investment Purchase Price	455
Loss for the period	(85)
Balance as of December 31, 2023	370